Prepaid expenses and other current assets (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total	$ 193,000	$ 184,000
Evolv Technologies Holdings Inc [Member]
Deposits	2,013,000	0
Deferred transaction costs	1,362,000	0
Short-term contract assets	1,017,000	0	$ 0
Prepaid subscriptions	169,000	594,000
Other	446,000	306,000
Total	$ 5,007,000	$ 900,000	$ 525,000